Financial Instruments (Details 1) - USD ($)	Nov. 30, 2021	Nov. 30, 2020
Total accounts receivable	$ 0	$ 66,384
Other receivable	0	500,000
Less allowance for doubtful accounts	0	0
Total accounts receivable, net	0	566,384
Not past due	0	566,384
Total accounts receivable, gross	0	566,384
Past due for more than 31 days but no more than 120 days
Past due	0	0
Past due for more than 120 days
Past due	$ 0	$ 0